Long-term debt - Schedule of Long-term Debt (Detail) - USD ($)	Dec. 31, 2019	Oct. 24, 2019	Jul. 12, 2019	Jul. 01, 2019	May 23, 2019	Dec. 31, 2018	Oct. 17, 2018
Debt Instrument [Line Items]
Long-term debt	$ 3,931,868,000					$ 3,336,795,000
Less: current portion	(225,013,000)					(13,048,000)
Long-term debt, excluding current portion	$ 3,706,855,000					3,323,747,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.09%
Par value	$ 1,225,000,000
Long-term debt	$ 1,219,579,000					1,218,680,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	6.00%
Par value	$ 217,000,000
Long-term debt	$ 233,686,000					240,161,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.75%
Par value	$ 662,500,000
Long-term debt	$ 672,337,000					676,697,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.48%
Par value	$ 950,669,000
Long-term debt	$ 728,679,000					474,764,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.22%
Par value	$ 28,503,000
Long-term debt	21,961,000					22,915,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 3,310,819,000					3,058,024,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	6.50%						6.875%
Par value	$ 637,500,000				$ 350,000,000		$ 287,500
Long-term debt	$ 621,049,000					278,771,000
Revolving Credit Facility | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Par value		$ 75,000,000	$ 500,000,000
Revolving Credit Facility | Commercial Paper
Debt Instrument [Line Items]
Par value				$ 500,000,000
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	0.00%
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt	$ 141,577,000					97,000,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt	75,000,000					321,807,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt	$ 218,000,000					$ 6,000,000